UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus MLP Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
August 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 25.2%
Energy - 25.2%
Cheniere Energy	36,154	[a]	1,547,030
Kinder Morgan	107,320		2,074,496
Kinder Morgan Canada	82,211	[b]	1,141,573
Targa Resources	53,007		2,362,522
Williams Cos.	23,230		690,628
Total Common Stocks (cost $8,357,051)			7,816,249
Description
Master Limited Partnerships - 71.4%
Energy - 69.0%
Cheniere Energy Partners LP	30,808		852,765
Cone Midstream Partners LP	133,418		2,325,476
Dominion Energy Midstream Partners LP	11,369		325,722
Energy Transfer Equity LP	72,655		1,262,017
Energy Transfer Partners LP	100,836		1,916,892
Enterprise Products Partners LP	58,179		1,516,727
MPLX LP	76,837		2,637,046
Phillips 66 Partners LP	8,932		426,771
Plains All American Pipeline LP	96,119		2,081,938
Rice Midstream Partners LP	104,836		2,175,347
Sprague Resources LP	15,448		397,786
TransMontaigne Partners LP	33,940		1,536,124
Western Gas Equity Partners LP	27,921		1,131,638
Western Gas Partners LP	29,471		1,505,379
Williams Partners LP	33,981		1,338,851
			21,430,479
Materials - 1.8%
Westlake Chemical Partners LP	22,877		547,904
Utilities - .6%
NextEra Energy Partners LP	4,394		182,175
Total Master Limited Partnerships (cost $22,186,824)			22,160,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Other Investment - 2.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $827,468)	827,468 [c]	827,468
Total Investments (cost $31,371,343)	99.2%	30,804,275
Cash and Receivables (Net)	.8%	246,880
Net Assets	100.0%	31,051,155

LP—Limited Partnership

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $1,141,573 or 3.68% of net assets.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Energy	94.2
Money Market Investment	2.6
Materials	1.8
Utilities	.6
99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	6,674,676	-	-	6,674,676
Equity Securities – Preferred
Common Stocks†	1,141,573	-	-	1,141,573
Master Limited Partnerships†	22,160,558	-	-	22,160,558
Registered Investment Company	827,468	-	-	827,468
Liabilities ($)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks††	(316,761)	-	-	(316,761)
Master Limited Partnerships††	(755,821)	-	-	(755,821)

† See Statement of Investments for additional detailed categorizations.
†† See Statement of Securities Sold Short for additional detailed categorizations.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus MLP Fund
August 31, 2017 (Unaudited)

Common Stocks - 1.0%	Shares	Value ($)
Energy - 1.0%
Enbridge
(proceeds $328,298)	7,921	316,761
Master Limited Partnerships - 2.5%
Energy - 2.5%
Enbridge Energy Partners LP	20,322	309,504
Genesis Energy LP	16,716	446,317
Total Master Limited Partnerships (proceeds $850,516)		755,821
Total Securities Sold Short (proceeds $1,178,814)		1,072,582

LP—Limited Partnership

Portfolio Summary (Unaudited)†	Value (%)
Energy	3.5

† Based on net assets.
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a

NOTES

securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

At August 31, 2017, accumulated net unrealized depreciation on investments was $460,836, consisting of $1,146,999 gross unrealized appreciation and $1,607,835 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.1%
Automobiles & Components - 2.0%
Dana	36,580		880,481
Gentherm	17,200	[a]	535,780
Goodyear Tire & Rubber	55,930		1,694,679
Horizon Global	143,220	[a]	2,463,384
Miller Industries	38,120		956,812
Motorcar Parts of America	15,500	[a]	407,185
Thor Industries	51,000		5,540,640
Visteon	13,670	[a]	1,578,065
Winnebago Industries	101,860		3,682,239
			17,739,265
Banks - 12.9%
Bancorp	66,800	[a]	524,380
Bank of Hawaii	90,540		7,073,890
BankUnited	75,523		2,513,405
Banner	126,020		6,946,222
BofI Holding	22,100	[a]	585,871
Boston Private Financial Holdings	45,300		665,910
Brookline Bancorp	169,780		2,436,343
Bryn Mawr Bank	50,990		2,088,041
Centerstate Banks	247,609		6,058,992
City Holding	27,340		1,731,442
Columbia Banking System	16,700		620,739
Commerce Bancshares	29,022		1,595,920
Community Bank System	32,535		1,674,251
Customers Bancorp	30,490	[a]	859,208
Eagle Bancorp	92,446	[a]	5,750,141
Essent Group	69,490	[a]	2,715,669
First Bancorp	14,275		441,669
First Busey	24,950		719,808
First Financial Bancorp	69,160		1,656,382
First Financial Bankshares	81,880		3,279,294
Great Southern Bancorp	35,810		1,783,338
Heartland Financial USA	44,060		2,004,730
HomeStreet	27,900	[a]	704,475

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Banks - 12.9% (continued)
Huntington Bancshares	130,580		1,644,002
IBERIABANK	74,864		5,734,582
Independent Bank	55,870		3,871,791
Investors Bancorp	220,200		2,882,418
Lakeland Financial	43,820		1,904,417
MB Financial	172,058		6,842,747
Nationstar Mortgage Holdings	33,300	[a]	573,426
NMI Holdings, Cl. A	152,130	[a]	1,650,611
Pinnacle Financial Partners	47,305		2,942,371
Popular	11,000		439,010
Provident Financial Services	49,815		1,237,903
Radian Group	33,800		591,500
Republic First Bancorp	35,800	[a]	302,510
Simmons First National, Cl. A	13,300		694,260
South State	80,310		6,605,497
Southside Bancshares	55,593		1,816,223
Stock Yards Bancorp	48,325		1,681,710
TCF Financial	95,550		1,483,892
Texas Capital Bancshares	116,212	[a]	8,628,741
TriCo Bancshares	61,440		2,186,035
Western Alliance Bancorp	27,510	[a]	1,326,807
Wintrust Financial	35,605		2,592,400
			112,062,973
Capital Goods - 13.3%
AAON	25,210		821,846
AAR	50,820		1,832,569
Actuant, Cl. A	29,985		721,139
Aerojet Rocketdyne Holdings	90,710	[a]	2,687,737
Aerovironment	54,150	[a]	2,654,433
Albany International, Cl. A	34,630		1,856,168
Allied Motion Technologies	41,408		1,047,208
American Woodmark	29,461	[a]	2,439,371
Apogee Enterprises	17,400		760,380
Atkore International Group	82,635	[a]	1,376,699
Columbus McKinnon	76,460		2,525,474
Dycom Industries	6,200	[a]	500,216
EMCOR Group	26,090		1,722,984
EnerSys	9,600		615,360
Engility Holdings	18,000	[a]	559,260

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Capital Goods - 13.3% (continued)
FreightCar America	86,250		1,566,300
GATX	26,780		1,622,332
Graco	36,650		4,233,441
Great Lakes Dredge and Dock	375,460	[a]	1,520,613
Harsco	90,900	[a]	1,554,390
Hexcel	161,160		8,665,573
Hillenbrand	170,278		6,087,438
Houston Wire & Cable	82,830	[a]	476,273
ITT	81,200		3,277,232
John Bean Technologies	82,372		7,306,396
KBR	109,140		1,775,708
Kennametal	44,955		1,573,425
KEYW Holding	196,630	[a]	1,405,905
Lincoln Electric Holdings	34,420		2,989,033
Manitowoc	120,050	[a]	988,012
Meritor	61,610	[a]	1,223,575
Moog, Cl. A	19,340	[a]	1,484,538
Novanta	39,185	[a]	1,532,134
Patrick Industries	3,800	[a]	281,200
Ply Gem Holdings	126,460	[a]	1,966,453
RBC Bearings	49,200	[a]	5,425,284
Regal Beloit	28,500		2,148,900
Rexnord	266,202	[a]	6,356,904
SiteOne Landscape Supply	105,790	[a]	5,314,890
Snap-on	11,040		1,629,173
Spirit AeroSystems Holdings, Cl. A	30,810		2,295,345
Standex International	21,865		2,087,014
Stoneridge	119,230	[a]	1,974,449
Teledyne Technologies	11,740	[a]	1,761,704
Textainer Group Holdings	1,000		17,750
The Greenbrier Companies	19,910		854,139
Triumph Group	105,080		2,763,604
Tutor Perini	84,750	[a]	2,216,212
Twin Disc	32,980	[a]	572,533
Valmont Industries	7,400		1,062,270
Wabash National	88,320		1,856,486
Watsco	28,230		4,159,973
			116,147,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Commercial & Professional Services - 5.3%
ABM Industries	169,897		7,548,524
AMN Healthcare Services	14,175	[a]	529,436
Casella Waste Systems, Cl. A	179,900	[a]	3,024,119
Clean Harbors	32,000	[a]	1,730,880
Covanta Holding	143,540		2,059,799
Deluxe	23,400		1,622,790
Heritage-Crystal Clean	116,170	[a]	2,265,315
Hertz Global Holdings	56,800	[a]	1,234,832
Interface	133,790		2,542,010
Kimball International, Cl. B	78,550		1,332,208
Matthews International, Cl. A	99,307		5,983,247
McGrath RentCorp	102,410		4,134,292
MSA Safety	92,945		6,771,973
Navigant Consulting	35,800	[a]	548,814
NCI Building Systems	14,300	[a]	240,240
SP Plus	15,100	[a]	557,190
Steelcase, Cl. A	103,340		1,364,088
UniFirst	14,150		2,031,940
Viad	8,450		464,328
			45,986,025
Consumer Durables & Apparel - 2.1%
Carter's	32,235		2,795,097
Crocs	76,870	[a]	686,449
CSS Industries	44,240		1,184,747
Deckers Outdoor	26,100	[a]	1,667,790
LGI Homes	24,965	[a]	1,062,011
M.D.C. Holdings	47,243		1,476,344
M/I Homes	78,540	[a]	1,932,084
Malibu Boats, Cl. A	62,175	[a]	1,676,860
Steven Madden	41,610	[a]	1,764,264
TRI Pointe Group	125,925	[a]	1,604,285
Unifi	76,020	[a]	2,362,702
			18,212,633
Consumer Services - 1.5%
Bloomin' Brands	30,300		515,403
Cheesecake Factory	84,100		3,484,263
Dave & Buster's Entertainment	3,900	[a]	227,994
Marriott Vacations Worldwide	7,835		911,681
SeaWorld Entertainment	329,500		4,276,910

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Consumer Services - 1.5% (continued)
The Stars Group	31,500	[a]	521,325
Vista Outdoor	160,690	[a]	3,294,145
			13,231,721
Diversified Financials - 3.5%
Artisan Partners Asset Management, Cl. A	311,325		9,557,677
Cowen Group, Cl. A	38,550	[a]	626,438
Evercore Partners, Cl. A	91,064		6,870,779
FNFV Group	121,460	[a]	2,046,601
Green Dot, Cl. A	14,500	[a]	698,610
HFF, Cl. A	124,300		4,739,559
Stifel Financial	130,351		6,224,260
			30,763,924
Energy - 2.9%
Advanced Energy Industries	19,935	[a]	1,466,020
Aegean Marine Petroleum Network	48,900		246,945
Basic Energy Services	22,900	[a]	326,096
Callon Petroleum	273,869	[a]	2,837,283
Core Laboratories	46,630		4,111,833
Delek US Holdings	16,100		397,992
Era Group	128,970	[a]	1,136,226
Forum Energy Technologies	47,385	[a]	549,666
ION Geophysical	12,524	[a]	92,051
Laredo Petroleum	245,229	[a]	3,045,744
McDermott International	142,320	[a]	873,845
MRC Global	26,838	[a]	423,235
Oasis Petroleum	54,975	[a]	401,318
Oceaneering International	73,010		1,646,376
Oil States International	147,872	[a]	3,216,216
Overseas Shipholding Group, Cl. A	216,990	[a]	490,397
PDC Energy	13,360	[a]	525,449
Ring Energy	44,100	[a]	525,672
RSP Permian	28,547	[a]	895,805
SEACOR Holdings	53,590	[a]	2,056,248
TETRA Technologies	163,290	[a]	336,377
			25,600,794
Exchange-Traded Funds - 1.4%
iShares Russell 2000 ETF	89,561		12,514,359
Food & Staples Retailing - .4%
Andersons	67,200		2,140,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Food & Staples Retailing - .4% (continued)
Casey's General Stores	6,800		716,856
United Natural Foods	19,200	[a]	667,200
			3,524,376
Food, Beverage & Tobacco - 2.2%
Darling Ingredients	241,400	[a]	4,200,360
Hain Celestial Group	10,300	[a]	414,266
Hostess Brands	88,129	[a]	1,175,641
MGP Ingredients	48,120		2,705,788
National Beverage	62,493	[a]	7,262,312
Seaboard	436		1,872,912
TreeHouse Foods	17,200	[a]	1,152,228
			18,783,507
Health Care Equipment & Services - 3.7%
Acadia Healthcare	22,800	[a]	1,070,232
Accuray	250,890	[a]	1,041,194
Addus HomeCare	37,520	[a]	1,277,556
Allscripts Healthcare Solutions	182,860	[a]	2,402,780
Analogic	17,200		1,230,660
Anika Therapeutics	103,094	[a]	5,536,148
AtriCure	43,400	[a]	973,462
BioTelemetry	16,300	[a]	605,545
Haemonetics	32,300	[a]	1,389,546
HealthSouth	34,260		1,567,395
Kindred Healthcare	419,293		3,396,273
LHC Group	33,220	[a]	2,167,605
Luminex	47,800		923,974
Molina Healthcare	27,215	[a]	1,741,760
Natus Medical	46,500	[a]	1,562,400
NuVasive	15,190	[a]	949,071
Patterson	94,550		3,640,175
Tivity Health	14,700	[a]	576,240
			32,052,016
Household & Personal Products - .5%
Central Garden & Pet	37,575	[a]	1,324,519
WD-40	24,080		2,623,516
			3,948,035
Insurance - 3.1%
American Financial Group	17,700		1,802,037
Argo Group International Holdings	7,750		466,550

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Insurance - 3.1% (continued)
Assurant	14,410		1,364,483
Federated National Holding	26,600		413,364
Greenlight Capital Re, Cl. A	25,600	[a]	569,600
Horace Mann Educators	182,149		6,402,537
James River Group Holdings	6,800		271,184
MBIA	74,600	[a]	750,476
Navigators Group	71,740		4,003,092
Primerica	100,846		7,719,761
RLI	57,100		3,055,992
Stewart Information Services	11,900		429,352
			27,248,428
Materials - 7.1%
American Vanguard	123,480		2,500,470
Ampco-Pittsburgh	56,000		862,400
AptarGroup	20,650		1,726,547
Avery Dennison	47,450		4,472,637
Cleveland-Cliffs	188,930	[a]	1,579,455
Commercial Metals	89,920		1,698,589
Compass Minerals International	9,400		627,920
Crown Holdings	53,710	[a]	3,170,501
Eagle Materials	12,760		1,240,910
Ferro	137,110	[a]	2,642,110
Ferroglobe	40,750		549,718
Ingevity	135,444	[a]	8,528,909
Kaiser Aluminum	37,147		3,577,999
KapStone Paper and Packaging	42,220		944,461
Landec	139,880	[a]	1,818,440
Materion	47,360		1,809,152
Mercer International	185,747		2,052,504
Nevsun Resources	373,780		796,151
Orchids Paper Products	50,410		514,182
PolyOne	219,636		7,937,645
RPC	69,550		1,349,966
Scotts Miracle-Gro	60,340		5,767,901
Stepan	23,170		1,792,431
Summit Materials, Cl. A	47,985	[a]	1,417,477
Versum Materials	30,415		1,123,226
Westlake Chemical	23,230		1,786,619
			62,288,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Media - 1.6%
AMC Entertainment Holdings, Cl. A	24,700		330,980
Cinemark Holdings	136,900		4,557,401
Meredith	88,598		4,815,301
MSG Networks	29,800	[a]	639,210
New Media Investment Group	27,741		382,548
TiVo	158,229		2,895,591
			13,621,031
Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
ACADIA Pharmaceuticals	40,170	[a]	1,430,454
Aerie Pharmaceuticals	25,235	[a]	1,447,227
Albany Molecular Research	56,610	[a]	1,230,701
Cambrex	65,365	[a]	3,405,516
Charles River Laboratories International	105,950	[a]	11,527,360
Clovis Oncology	23,720	[a]	1,804,380
Esperion Therapeutics	13,905	[a]	687,185
Exact Sciences	13,845	[a]	579,967
FibroGen	24,605	[a]	1,185,961
Fluidigm	248,625	[a]	1,136,216
Impax Laboratories	43,400	[a]	939,610
INC Research Holdings, Cl. A	7,000	[a]	410,900
Insmed	37,665	[a]	467,799
Intersect ENT	39,400	[a]	1,217,460
Lannett	13,300	[a]	233,415
Lexicon Pharmaceuticals	54,365	[a]	823,086
Neurocrine Biosciences	30,375	[a]	1,719,225
Paratek Pharmaceuticals	67,345	[a]	1,899,129
Puma Biotechnology	7,295	[a]	674,788
			32,820,379
Real Estate - 5.8%
Alexander & Baldwin	25,820		1,120,588
Columbia Property Trust	23,900	[b]	501,900
CoreCivic	9,600		257,280
Corporate Office Properties Trust	205,651	[b]	6,860,517
Education Realty Trust	154,252	[b]	5,960,297
Equity Commonwealth	26,200	[a,b]	810,628
FelCor Lodging Trust	99,900	[b]	729,270
Gramercy Property Trust	93,128		2,836,679
Healthcare Realty Trust	196,754	[b]	6,547,973
Highwoods Properties	21,265	[b]	1,110,671

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Real Estate - 5.8% (continued)
InfraREIT	44,600	[b]	1,003,054
MGM Growth Properties, Cl. A	188,220	[b]	5,759,532
New Senior Investment Group	43,050	[b]	397,352
Outfront Media	62,125	[b]	1,366,750
Physicians Realty Trust	63,660	[b]	1,192,352
RE/MAX Holdings, Cl. A	106,650		6,532,312
Retail Opportunity Investments	35,700	[b]	708,288
Rexford Industrial Realty	73,505	[b]	2,208,825
Terreno Realty	87,475	[b]	3,170,969
Uniti Group	58,000		1,117,080
			50,192,317
Retailing - 1.6%
Bassett Furniture Industries	30,260		1,084,821
Boot Barn Holdings	33,850	[a]	274,185
Comfort Systems USA	18,800		640,140
Express	71,470	[a]	455,264
Finish Line, Cl. A	29,900		249,067
FirstCash	72,510		4,256,337
JAKKS Pacific	76,660	[a]	264,477
New York & Co.	64,180	[a]	123,867
Nexeo Solutions	222,390	[a]	1,594,536
Office Depot	178,688		766,572
Red Robin Gourmet Burgers	6,100	[a]	347,700
Sally Beauty Holdings	185,450	[a]	3,447,515
West Marine	29,350		380,670
			13,885,151
Semiconductors & Semiconductor Equipment - 4.2%
Amkor Technology	196,960	[a]	1,729,309
Cabot Microelectronics	31,607		2,263,693
CEVA	24,530	[a]	994,692
Cirrus Logic	9,718	[a]	563,450
Cypress Semiconductor	117,565		1,609,465
Entegris	121,180	[a]	3,084,031
FormFactor	68,850	[a]	1,039,635
Inphi	10,935	[a]	418,701
Integrated Device Technology	37,810	[a]	934,285
MACOM Technology Solutions Holdings	50,500	[a]	2,299,770
MaxLinear	49,205	[a]	1,062,828
Mellanox Technologies	46,790	[a]	2,196,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
Microsemi	173,382	[a]	8,734,985
MKS Instruments	9,405		774,502
Monolithic Power Systems	20,050		2,031,466
Rambus	185,980	[a]	2,412,161
Semtech	15,700	[a]	590,320
Silicon Laboratories	36,145	[a]	2,743,405
Veeco Instruments	61,500	[a]	1,162,350
			36,645,838
Software & Services - 6.4%
8x8	71,980	[a]	1,018,517
ACI Worldwide	22,300	[a]	507,548
Acxiom	79,500	[a]	1,851,555
American Software, Cl. A	162,300		1,786,923
Blackbaud	9,720		820,465
Blackhawk Network Holdings	13,400	[a]	600,320
Booz Allen Hamilton Holdings	220,020		7,504,882
CACI International, Cl. A	4,400	[a]	571,120
Cass Information Systems	73,018		4,470,162
CoreLogic	70,030	[a]	3,289,309
Cornerstone OnDemand	13,365	[a]	467,508
DST Systems	66,110		3,393,426
ExlService Holdings	17,885	[a]	1,006,568
Fair Isaac	12,145		1,709,530
FireEye	129,700	[a]	1,915,669
InterXion Holding	21,565	[a]	1,118,145
Jack Henry & Associates	38,770		3,996,024
Manhattan Associates	56,300	[a]	2,367,415
MAXIMUS	23,085		1,403,106
MINDBODY, Cl. A	22,480	[a]	531,652
Monotype Imaging Holdings	190,290		3,472,792
Nuance Communications	165,550	[a]	2,660,388
Pegasystems	32,995		1,898,862
Seachange International	134,920	[a]	352,141
Silver Spring Networks	150,400	[a]	1,904,064
VASCO Data Security International	45,600	[a]	572,280
VeriFone Systems	80,360	[a]	1,588,717
Verint Systems	84,168	[a]	3,341,475
			56,120,563

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Technology Hardware & Equipment - 7.3%
Anixter International	71,993	[a]	5,313,083
Badger Meter	112,850		5,179,815
Belden	107,351		8,273,542
Ciena	113,830	[a]	2,459,866
Cognex	30,360		3,308,329
Coherent	2,515	[a]	586,800
Diebold	54,100		1,106,345
Electronics For Imaging	104,270	[a]	3,707,841
Finisar	19,800	[a]	478,170
II-VI	20,430	[a]	732,416
Infinera	221,220	[a]	1,871,521
Itron	23,330	[a]	1,693,758
Kimball Electronics	50,970	[a]	970,979
Littelfuse	49,008		9,123,329
Maxwell Technologies	107,600	[a]	599,332
Mercury Systems	57,090	[a]	2,754,592
Methode Electronics	11,700		478,530
Mitel Networks	60,200	[a]	490,028
OSI Systems	19,010	[a]	1,578,971
Quantum	40,503	[a]	223,172
Rogers	50,525	[a]	5,989,739
Sonus Networks	125,300	[a]	865,823
Super Micro Computer	19,000	[a]	505,875
Unisys	71,300	[a]	552,575
Viavi Solutions	103,700	[a]	1,041,148
Vishay Intertechnology	217,610		3,851,697
			63,737,276
Telecommunication Services - .5%
ARRIS International	102,380	[a]	2,852,307
Oclaro	68,000	[a]	571,880
Vonage Holdings	74,100	[a]	615,030
			4,039,217
Transportation - 1.3%
Air Transport Services Group	23,200	[a]	532,672
Avis Budget Group	87,900	[a]	3,184,617
Danaos	113,801	[a]	187,772
Landstar System	46,840		4,372,514
Ryder System	23,970		1,860,072
Spirit Airlines	7,600	[a]	258,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.1% (continued)
Transportation - 1.3% (continued)
YRC Worldwide	43,500	[a]	582,465
			10,978,892
Utilities - 2.7%
ALLETE	113,529		8,779,198
Atlantic Power	258,100	[a]	632,345
Black Hills	19,135		1,346,721
Dynegy	104,820	[a]	987,404
NorthWestern	5,700		343,824
Ormat Technologies	31,050		1,783,512
Portland General Electric	40,450		1,921,780
SJW Group	16,010		888,555
Spire	85,701		6,556,126
			23,239,465
Total Common Stocks (cost $706,397,310)			845,383,950
Description
Preferred Stocks - .1%
Utilities - .1%
Dynergy
(cost $828,168)	8,100		546,264
Description
Master Limited Partnerships - .2%
Materials - .2%
Ciner Resources LP	71,020		1,703,770
CVR Partners LP	164,000		428,040
Total Master Limited Partnerships (cost $2,884,854)			2,131,810

Total Investments (cost $710,110,332)	97.4%	848,062,024
Cash and Receivables (Net)	2.6%	22,767,244
Net Assets	100.0%	870,829,268

ETF—Exchange-Traded Fund LP—Limited Partnership

a Non-income producing security.
b Investment in real estate investment trust.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	13.3
Banks	12.9
Materials	7.4
Technology Hardware & Equipment	7.3
Software & Services	6.4
Real Estate	5.8
Commercial & Professional Services	5.3
Semiconductors & Semiconductor Equipment	4.2
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Health Care Equipment & Services	3.7
Diversified Financials	3.5
Insurance	3.1
Energy	2.9
Utilities	2.7
Food, Beverage & Tobacco	2.2
Consumer Durables & Apparel	2.1
Automobiles & Components	2.0
Retailing	1.6
Media	1.6
Consumer Services	1.5
Exchange-Traded Funds	1.4
Transportation	1.3
Telecommunication Services	.5
Household & Personal Products	.5
Food & Staples Retailing	.4
97.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	827,255,191	-	-	827,255,191
Equity Securities—
Domestic Preferred
Stocks†	546,264	-	-	546,264
Equity Securities—
Foreign Common
Stocks†	5,614,400	-	-	5,614,400
Exchange-Traded Funds	12,514,359	-	-	12,514,359
Master Limited
Partnerships†	2,131,810	-	-	2,131,810

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2017, accumulated net unrealized appreciation on investments was $137,951,692, consisting of $173,726,932 gross unrealized appreciation and $35,775,240 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Capital Goods - 8.3%
Acuity Brands	29,900		5,286,021
Donaldson	114,900		5,429,025
Emerson Electric	186,900		11,034,576
Fastenal	214,200		9,139,914
Flowserve	210,500		8,268,440
Toro	73,800		4,551,984
			43,709,960
Consumer Durables & Apparel - 2.1%
NIKE, Cl. B	205,600		10,857,736
Consumer Services - 3.7%
McDonald's	65,700		10,510,029
Starbucks	167,300		9,178,078
			19,688,107
Energy - 7.0%
EOG Resources	122,720		10,429,973
Halliburton	103,800		4,045,086
Occidental Petroleum	150,300		8,972,910
Pioneer Natural Resources	28,700		3,720,955
Schlumberger	147,150		9,345,496
			36,514,420
Health Care Equipment & Services - 11.8%
Cerner	166,200	[a]	11,265,036
Edwards Lifesciences	54,300	[a]	6,171,738
Henry Schein	29,900	[a]	5,193,032
Intuitive Surgical	11,300	[a]	11,352,771
ResMed	107,100		8,308,818
Stryker	75,400		10,659,298
Varian Medical Systems	85,600	[a]	9,095,000
			62,045,693
Household & Personal Products - 4.7%
Colgate-Palmolive	146,500		10,495,260
Estee Lauder, Cl. A	132,300		14,154,777
			24,650,037

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Materials - 11.3%
Ecolab	88,100		11,743,730
FMC	137,800		11,881,116
International Flavors & Fragrances	75,900		10,386,915
Monsanto	113,500		13,302,200
Praxair	90,300		11,878,062
			59,192,023
Media - 2.4%
Walt Disney	124,000		12,548,800
Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
Biogen	37,300	[a]	11,807,688
Celgene	89,100	[a]	12,378,663
Gilead Sciences	106,300		8,898,373
Johnson & Johnson	88,400		11,701,508
Mettler-Toledo International	19,200	[a]	11,617,728
			56,403,960
Retailing - 5.5%
O'Reilly Automotive	38,500	[a]	7,551,005
The TJX Companies	151,200		10,931,760
Tractor Supply	175,700		10,455,907
			28,938,672
Software & Services - 20.6%
Adobe Systems	74,700	[a]	11,590,452
Alphabet, Cl. C	16,306	[a]	15,316,715
Automatic Data Processing	94,900		10,104,003
Cognizant Technology Solutions, Cl. A	176,400		12,483,828
Jack Henry & Associates	90,400		9,317,528
Manhattan Associates	109,900	[a]	4,621,295
Mastercard, Cl. A	81,800		10,903,940
Microsoft	147,200		11,006,144
Oracle	273,400		13,760,222
Paychex	159,000		9,067,770
			108,171,897
Technology Hardware & Equipment - 8.8%
Amphenol, Cl. A	125,500		10,157,970
Cisco Systems	368,500		11,869,385
IPG Photonics	69,500	[a]	12,217,405
TE Connectivity	152,000		12,099,200
			46,343,960

Description	Shares	Value ($)
Common Stocks - 98.8% (continued)
Transportation - 1.9%
Expeditors International of Washington	173,300	9,722,130
Total Common Stocks (cost $331,219,927)		518,787,395
Description	Shares	Value ($)
Other Investment - 1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $9,121,888)	9,121,888 [b]	9,121,888
Total Investments (cost $340,341,815)	100.6%	527,909,283
Liabilities, Less Cash and Receivables	(.6%)	(2,909,570)
Net Assets	100.0%	524,999,713

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	20.6
Health Care Equipment & Services	11.8
Materials	11.3
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Technology Hardware & Equipment	8.8
Capital Goods	8.3
Energy	7.0
Retailing	5.5
Household & Personal Products	4.7
Consumer Services	3.7
Media	2.4
Consumer Durables & Apparel	2.1
Transportation	1.9
Money Market Investment	1.8
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	518,787,395	-	-	518,787,395
Registered Investment
Company	9,121,888	-	-	9,121,888

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2017, accumulated net unrealized appreciation on investments was $187,567,468, consisting of $203,255,704 gross unrealized appreciation and $15,688,236 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 97.8%
Australia - 1.9%
CSL	237,000	24,240,101
Canada - 2.0%
Suncor Energy	793,400	24,861,455
China - 2.1%
CNOOC	21,769,000	26,286,096
Denmark - 2.2%
Novo Nordisk, Cl. B	570,900	27,255,723
Finland - 1.0%
Kone, Cl. B	235,400	12,776,461
France - 6.3%
Essilor International	208,400	26,344,181
L'Oreal	131,600	27,820,819
LVMH Moet Hennessy Louis Vuitton	97,900	25,698,367
		79,863,367
Hong Kong - 7.1%
AIA Group	4,296,200	32,991,983
China Mobile	2,255,000	23,909,909
CLP Holdings	1,301,000	13,763,622
Hong Kong & China Gas	9,879,989	18,687,260
		89,352,774
Japan - 8.1%
Denso	512,700	24,942,253
FANUC	128,000	24,901,295
Keyence	63,214	32,991,528
Shin-Etsu Chemical	222,300	19,700,259
		102,535,335
Spain - 2.4%
Industria de Diseno Textil	801,500	30,459,391
Sweden - 1.3%
Hennes & Mauritz, Cl. B	636,700	16,122,479
Switzerland - 7.9%
Nestle	320,400	27,190,483
Novartis	305,500	25,765,867
Roche Holding	107,500	27,399,774

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Switzerland - 7.9% (continued)
SGS	8,700		19,449,415
			99,805,539
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing,
ADR	692,000		25,583,240
United Kingdom - 5.1%
Compass Group	1,127,884		24,080,187
Experian	698,400		14,027,328
Reckitt Benckiser Group	271,700		25,773,968
			63,881,483
United States - 48.4%
Adobe Systems	177,400	[a]	27,525,384
Alphabet, Cl. C	26,297	[a]	24,701,561
Amphenol, Cl. A	312,100		25,261,374
Automatic Data Processing	174,900		18,621,603
Cerner	419,400	[a]	28,426,932
Cisco Systems	804,500		25,912,945
Cognizant Technology Solutions, Cl. A	371,700		26,305,209
Colgate-Palmolive	358,100		25,654,284
Edwards Lifesciences	133,700	[a]	15,196,342
EOG Resources	341,000		28,981,590
Fastenal	381,900		16,295,673
Gilead Sciences	262,000		21,932,020
Intuitive Surgical	26,300	[a]	26,422,821
Johnson & Johnson	186,200		24,647,294
Mastercard, Cl. A	232,600		31,005,580
Microsoft	342,000		25,571,340
NIKE, Cl. B	497,100		26,251,851
Oracle	545,400		27,449,982
Praxair	185,500		24,400,670
Schlumberger	351,600		22,330,116
Starbucks	468,116		25,680,844
Stryker	202,300		28,599,151
The TJX Companies	338,400		24,466,320
Tractor Supply	264,100		15,716,591
Walt Disney	240,500		24,338,600
			611,696,077
Total Common Stocks (cost $782,073,830)			1,234,719,521

Description	Shares	Value ($)
Other Investment - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $24,782,564)	24,782,564 [b]	24,782,564
Total Investments (cost $806,856,394)	99.7%	1,259,502,085
Cash and Receivables (Net)	.3%	3,414,665
Net Assets	100.0%	1,262,916,750

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Information Technology	23.0
Health Care	21.9
Consumer Discretionary	18.8
Consumer Staples	8.5
Energy	8.1
Industrials	6.9
Materials	3.5
Financials	2.6
Utilities	2.6
Money Market Investment	1.9
Telecommunication Services	1.9
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	611,696,077	-		-	611,696,077
Equity Securities - Foreign
Common Stocks†	25,583,240	597,440,204	††	-	623,023,444
Registered Investment Company	24,782,564	-		-	24,782,564

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2017, accumulated net unrealized appreciation on investments was $452,645,691, consisting of $476,558,190 gross unrealized appreciation and $23,912,499 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.9%
Australia - 3.3%
Cochlear	431,100	53,990,408
CSL	733,200	74,990,895
		128,981,303
Canada - 2.4%
Alimentation Couche-Tard, Cl. B	433,153	20,683,815
Suncor Energy	2,388,500	74,844,448
		95,528,263
China - 2.0%
CNOOC	63,804,000	77,043,413
Denmark - 6.4%
Coloplast, Cl. B	894,251	73,238,730
Novo Nordisk, Cl. B	1,920,600	91,692,664
Novozymes, Cl. B	1,719,212	87,480,585
		252,411,979
Finland - 2.2%
Kone, Cl. B	1,552,000	84,235,629
France - 10.4%
Air Liquide	735,637	89,932,518
Essilor International	578,500	73,129,122
L'Oreal	391,900	82,849,384
LVMH Moet Hennessy Louis Vuitton	302,059	79,289,306
Total	1,564,192	80,932,757
		406,133,087
Germany - 5.1%
adidas	471,500	105,855,250
SAP	902,200	94,629,952
		200,485,202
Hong Kong - 9.8%
AIA Group	13,613,400	104,541,934
China Mobile	7,324,500	77,662,140
CLP Holdings	6,249,000	66,109,817
Hang Lung Properties	25,615,000	62,418,291
Hong Kong & China Gas	38,961,201	73,692,196
		384,424,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 96.9% (continued)
Japan - 23.4%
Daito Trust Construction	554,500	98,579,550
Denso	1,474,600	71,737,560
FANUC	409,400	79,645,236
INPEX	5,109,600	49,044,508
Kao	1,351,600	84,458,172
Keyence	280,040	146,153,500
Murata Manufacturing	497,600	76,438,331
Rakuten	6,898,400	82,237,886
Shimano	479,200	64,854,029
Shin-Etsu Chemical	850,400	75,362,575
SMC	264,200	90,863,284
		919,374,631
Netherlands - 1.1%
ASML Holding	285,400	44,463,881
Spain - 2.3%
Industria de Diseno Textil	2,385,000	90,637,115
Sweden - 1.1%
Hennes & Mauritz, Cl. B	1,718,000	43,503,093
Switzerland - 11.6%
Givaudan	37,900	77,484,963
Kuehne + Nagel International	489,100	88,618,148
Nestle	879,000	74,595,615
Novartis	890,400	75,096,327
Roche Holding	317,250	80,861,193
SGS	26,500	59,242,472
		455,898,718
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing,
ADR	2,982,300	110,255,631
United Kingdom - 13.0%
Compass Group	3,911,346	83,506,766
Diageo	2,429,000	81,370,669
Experian	3,928,700	78,907,738
Intertek Group	678,100	44,836,756
Reckitt Benckiser Group	895,900	84,986,742
Smith & Nephew	4,500,000	81,343,411
Whitbread	1,153,800	56,043,390
		510,995,472
Total Common Stocks (cost $2,868,119,564)		3,804,371,795

Description	Shares	Value ($)
Other Investment - 2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $109,235,669)	109,235,669 [a]	109,235,669
Total Investments (cost $2,977,355,233)	99.7%	3,913,607,464
Cash and Receivables (Net)	.3%	10,392,299
Net Assets	100.0%	3,923,999,763

ADR—American Depository Receipt

[a]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Discretionary	17.3
Health Care	15.4
Industrials	13.4
Information Technology	12.0
Consumer Staples	10.9
Materials	8.4
Energy	7.2
Real Estate	4.1
Utilities	3.5
Money Market Investment	2.8
Financials	2.7
Telecommunication Services	2.0
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	110,255,631	3,694,116,164	††	-	3,804,371,795
Registered Investment Company	109,235,669	-		-	109,235,669
Other Financial instruments:
Forward Foreign Currency
Exchange Contracts†††	-	8,862		-	8,862

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
International Stock Fund
August 31, 2017 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
National Australia Bank
Canadian Dollar	1,378,036	United States Dollar	1,097,351	9/1/17	6,181
Canadian Dollar	276,139	United States Dollar	218,451	9/5/17	2,681
Gross Unrealized Appreciation					8,862

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At August 31, 2017, accumulated net unrealized appreciation on investments was $936,252,231, consisting of $1,053,266,349 gross unrealized appreciation and $117,014,118 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)